American Century Investments®
Quarterly Portfolio Holdings
Small Company Fund
March 31, 2023

Small Company - Schedule of Investments
MARCH 31, 2023 (UNAUDITED)

	Shares/ Principal Amount ($)	Value ($)
COMMON STOCKS — 99.6%
Aerospace and Defense — 0.3%
AAR Corp.(1)	8,185	446,492
Automobile Components — 0.2%
American Axle & Manufacturing Holdings, Inc.(1)	7,969	62,238
Dorman Products, Inc.(1)	2,056	177,350
		239,588
Automobiles — 0.4%
Winnebago Industries, Inc.	9,875	569,787
Banks — 5.8%
Ameris Bancorp	17,779	650,356
Associated Banc-Corp.	34,577	621,694
Bancorp, Inc.(1)	8,847	246,389
Bank OZK	12,550	429,210
Customers Bancorp, Inc.(1)	7,451	137,993
Enterprise Financial Services Corp.	4,917	219,249
First Foundation, Inc.	35,218	262,374
Hancock Whitney Corp.	5,256	191,318
Heartland Financial USA, Inc.	2	77
Hilltop Holdings, Inc.	17,598	522,133
Hope Bancorp, Inc.	44,087	432,934
International Bancshares Corp.	7,291	312,201
OceanFirst Financial Corp.	44,749	826,961
OFG Bancorp	32,605	813,169
Old Second Bancorp, Inc.	26	366
Pathward Financial, Inc.	6,779	281,261
Peoples Bancorp, Inc.	13,371	344,303
Popular, Inc.	8,718	500,500
Renasant Corp.	16,904	516,924
TriCo Bancshares	10,697	444,888
United Community Banks, Inc.	14,296	402,004
Univest Financial Corp.	14,751	350,189
Washington Federal, Inc.	4,636	139,636
		8,646,129
Beverages — 1.5%
Celsius Holdings, Inc.(1)	8,588	798,168
Coca-Cola Consolidated, Inc.	2,685	1,436,690
		2,234,858
Biotechnology — 3.0%
Catalyst Pharmaceuticals, Inc.(1)	21,724	360,184
Exelixis, Inc.(1)	78,383	1,521,414
Halozyme Therapeutics, Inc.(1)	2,524	96,392
Ironwood Pharmaceuticals, Inc.(1)	63,033	663,107
REGENXBIO, Inc.(1)	6,877	130,044
Syndax Pharmaceuticals, Inc.(1)	14,362	303,325
Vir Biotechnology, Inc.(1)	37,678	876,767
Xencor, Inc.(1)	20,789	579,805
		4,531,038
Broadline Retail — 0.5%
Dillard's, Inc., Class A	2,006	617,206

Kohl's Corp.	8,328	196,041
		813,247
Building Products — 2.9%
American Woodmark Corp.(1)	4,982	259,413
Apogee Enterprises, Inc.	7,905	341,891
Builders FirstSource, Inc.(1)	6,662	591,452
Masonite International Corp.(1)	1,669	151,495
PGT Innovations, Inc.(1)	13,564	340,592
Quanex Building Products Corp.	14,987	322,670
Resideo Technologies, Inc.(1)	30,764	562,366
Simpson Manufacturing Co., Inc.	1,640	179,810
UFP Industries, Inc.	20,582	1,635,652
		4,385,341
Capital Markets — 2.4%
BGC Partners, Inc., Class A	57,061	298,429
Cohen & Steers, Inc.	4,927	315,131
Hamilton Lane, Inc., Class A	10,243	757,777
Lazard Ltd., Class A	7,295	241,537
Open Lending Corp., Class A(1)	54,928	386,693
PJT Partners, Inc., Class A	11,557	834,300
StoneX Group, Inc.(1)	3,969	410,911
Victory Capital Holdings, Inc., Class A	10,137	296,710
		3,541,488
Chemicals — 1.4%
AdvanSix, Inc.	13,185	504,590
Huntsman Corp.	2,916	79,782
Ingevity Corp.(1)	4,922	352,021
Livent Corp.(1)(2)	43,382	942,257
Mativ Holdings, Inc.	12,867	276,255
		2,154,905
Commercial Services and Supplies — 1.5%
ABM Industries, Inc.	9,707	436,233
ACCO Brands Corp.	48,486	257,945
Brink's Co.	5,862	391,582
Harsco Corp.(1)	25,998	177,566
HealthEquity, Inc.(1)	7,337	430,755
MillerKnoll, Inc.	9,197	188,079
Steelcase, Inc., Class A	52,250	439,945
		2,322,105
Communications Equipment — 1.3%
CommScope Holding Co., Inc.(1)	43,422	276,598
Extreme Networks, Inc.(1)	32,433	620,119
Viavi Solutions, Inc.(1)	99,778	1,080,596
		1,977,313
Construction and Engineering — 1.8%
EMCOR Group, Inc.	3,421	556,220
Primoris Services Corp.	14,801	364,993
Sterling Infrastructure, Inc.(1)	22,170	839,800
WillScot Mobile Mini Holdings Corp.(1)	19,151	897,799
		2,658,812
Consumer Finance — 1.1%
Bread Financial Holdings, Inc.	11,293	342,404
Credit Acceptance Corp.(1)	645	281,246
Green Dot Corp., Class A(1)	19,018	326,729

Navient Corp.	33,068	528,757
OneMain Holdings, Inc.	4,993	185,141
		1,664,277
Consumer Staples Distribution & Retail — 2.2%
Ingles Markets, Inc., Class A	15,512	1,375,914
SpartanNash Co.	10,628	263,574
Sprouts Farmers Market, Inc.(1)	33,928	1,188,498
United Natural Foods, Inc.(1)	8,570	225,820
Weis Markets, Inc.	3,732	315,989
		3,369,795
Distributors — 0.2%
ScanSource, Inc.(1)	8,653	263,397
Diversified Consumer Services — 1.4%
2U, Inc.(1)	35,576	243,696
Chegg, Inc.(1)	10,953	178,534
Frontdoor, Inc.(1)	38,342	1,068,975
Graham Holdings Co., Class B	1,112	662,574
		2,153,779
Diversified REITs — 3.5%
CareTrust REIT, Inc.	22,120	433,110
Community Healthcare Trust, Inc.	10,120	370,392
Corporate Office Properties Trust	15,639	370,801
Easterly Government Properties, Inc.	28,814	395,904
Empire State Realty Trust, Inc., Class A(2)	19,021	123,446
Equity Commonwealth	31,746	657,460
Four Corners Property Trust, Inc.	5,283	141,901
National Retail Properties, Inc.	2,216	97,836
Office Properties Income Trust	24,430	300,489
Paramount Group, Inc.	27,879	127,128
PotlatchDeltic Corp.	29,003	1,435,648
Sabra Health Care REIT, Inc.	52,357	602,106
Universal Health Realty Income Trust	4,689	225,588
		5,281,809
Diversified Telecommunication Services — 1.0%
Cogent Communications Holdings, Inc.	8,567	545,889
EchoStar Corp., Class A(1)	13,716	250,866
Infinera Corp.(1)	73,039	566,783
Lumen Technologies, Inc.	58,293	154,476
		1,518,014
Electric Utilities — 0.4%
Ameresco, Inc., Class A(1)	3,046	149,924
Otter Tail Corp.	6,273	453,350
		603,274
Electrical Equipment — 1.9%
Atkore, Inc.(1)	11,666	1,638,840
Encore Wire Corp.	4,350	806,185
Vicor Corp.(1)	7,890	370,357
		2,815,382
Electronic Equipment, Instruments and Components — 0.4%
Benchmark Electronics, Inc.	11,078	262,438
TTM Technologies, Inc.(1)	20,986	283,101
		545,539
Energy Equipment and Services — 2.4%
Archrock, Inc.	22,891	223,645
ChampionX Corp.	30,455	826,244

NexTier Oilfield Solutions, Inc.(1)	25,836	205,396
Oceaneering International, Inc.(1)	38,408	677,133
Tidewater, Inc.(1)	6,935	305,695
Weatherford International PLC(1)	22,014	1,306,531
		3,544,644
Entertainment — 0.6%
World Wrestling Entertainment, Inc., Class A(2)	9,730	887,960
Financial Services — 0.1%
International Money Express, Inc.(1)	4,866	125,445
Food Products — 1.6%
Cal-Maine Foods, Inc.	15,562	947,570
Fresh Del Monte Produce, Inc.	12,669	381,464
Lancaster Colony Corp.	2,451	497,259
Seaboard Corp.	24	90,480
TreeHouse Foods, Inc.(1)	10,973	553,368
		2,470,141
Gas Utilities — 0.3%
ONE Gas, Inc.	2,326	184,289
UGI Corp.	8,348	290,176
		474,465
Ground Transportation — 0.7%
ArcBest Corp.	3,009	278,092
Lyft, Inc., Class A(1)	34,722	321,873
Ryder System, Inc.	5,860	522,946
		1,122,911
Health Care Equipment and Supplies — 3.9%
10X Genomics, Inc., Class A(1)	9,396	524,203
Avanos Medical, Inc.(1)	20,324	604,436
Enovis Corp.(1)	7,681	410,857
Lantheus Holdings, Inc.(1)	14,727	1,215,861
Merit Medical Systems, Inc.(1)	4,155	307,262
Novocure Ltd.(1)	9,506	571,691
Shockwave Medical, Inc.(1)	4,611	999,803
STAAR Surgical Co.(1)	11,832	756,656
Tandem Diabetes Care, Inc.(1)	12,391	503,199
		5,893,968
Health Care Providers and Services — 2.2%
Accolade, Inc.(1)	10,000	143,800
Addus HomeCare Corp.(1)	6,066	647,606
AMN Healthcare Services, Inc.(1)	13,113	1,087,854
Enhabit, Inc.(1)	12,460	173,319
Fulgent Genetics, Inc.(1)	16,672	520,500
Progyny, Inc.(1)	22,441	720,805
		3,293,884
Health Care Technology — 0.1%
American Well Corp., Class A(1)	77,120	182,003
Hotels, Restaurants and Leisure — 4.1%
Bloomin' Brands, Inc.	38,022	975,264
Brinker International, Inc.(1)	14,159	538,042
Golden Entertainment, Inc.(1)	6,934	301,698
Monarch Casino & Resort, Inc.	7,166	531,359
Papa John's International, Inc.	1,823	136,598
Red Rock Resorts, Inc., Class A	22,354	996,318
SeaWorld Entertainment, Inc.(1)	21,239	1,302,163

Texas Roadhouse, Inc.	4,919	531,547
Wingstop, Inc.	4,528	831,250
		6,144,239
Household Durables — 2.0%
La-Z-Boy, Inc.	14,182	412,413
M/I Homes, Inc.(1)	6,250	394,313
MDC Holdings, Inc.	5,820	226,223
Meritage Homes Corp.	4,595	536,512
Skyline Champion Corp.(1)	4,976	374,344
Taylor Morrison Home Corp.(1)	14,700	562,422
Tri Pointe Homes, Inc.(1)	20,952	530,505
		3,036,732
Insurance — 4.2%
Ambac Financial Group, Inc.(1)	15,075	233,361
American Equity Investment Life Holding Co.	22,521	821,791
Genworth Financial, Inc., Class A(1)	117,171	588,199
Goosehead Insurance, Inc., Class A(1)	6,286	328,129
James River Group Holdings Ltd.	9,325	192,561
Kinsale Capital Group, Inc.	5,956	1,787,694
Palomar Holdings, Inc.(1)	10,312	569,222
Reinsurance Group of America, Inc.	5,240	695,662
Stewart Information Services Corp.	6,775	273,371
Unum Group	21,465	849,156
		6,339,146
Interactive Media and Services — 0.7%
Cargurus, Inc.(1)	27,032	504,958
Yelp, Inc.(1)	19,983	613,478
		1,118,436
IT Services — 0.9%
Conduent, Inc.(1)	76,218	261,428
Grid Dynamics Holdings, Inc.(1)	14,775	169,321
Maximus, Inc.	1,455	114,509
Verra Mobility Corp.(1)	45,901	776,645
		1,321,903
Leisure Products — 0.5%
Malibu Boats, Inc., Class A(1)	6,769	382,110
Vista Outdoor, Inc.(1)	12,222	338,672
		720,782
Life Sciences Tools and Services — 0.9%
Repligen Corp.(1)	4,985	839,275
Syneos Health, Inc.(1)	12,362	440,334
		1,279,609
Machinery — 1.6%
Hillenbrand, Inc.	12,780	607,433
Manitowoc Co., Inc.(1)	7,683	131,303
Mueller Industries, Inc.	20,511	1,507,148
Proto Labs, Inc.(1)	3,447	114,268
Titan International, Inc.(1)	7,706	80,759
		2,440,911
Marine Transportation — 1.4%
Costamare, Inc.	29,598	278,517
Eagle Bulk Shipping, Inc.	2,857	129,994
Golden Ocean Group Ltd.	32,706	311,361
Matson, Inc.	22,308	1,331,118
		2,050,990

Media — 1.0%
Clear Channel Outdoor Holdings, Inc.(1)	211,609	253,931
Liberty Latin America Ltd., Class C(1)	33,952	280,444
Magnite, Inc.(1)	13,174	121,991
Scholastic Corp.	9,132	312,497
TEGNA, Inc.	30,776	520,422
		1,489,285
Metals and Mining — 1.9%
Alpha Metallurgical Resources, Inc.	4,181	652,236
Arch Resources, Inc.	1,823	239,652
Arconic Corp.(1)	4,022	105,497
CONSOL Energy, Inc.	2,694	156,979
Constellium SE(1)	8,373	127,940
Olympic Steel, Inc.	2,563	133,814
Ryerson Holding Corp.	6,914	251,531
SunCoke Energy, Inc.	29,516	265,054
TimkenSteel Corp.(1)	32,987	604,982
Warrior Met Coal, Inc.	6,871	252,234
		2,789,919
Oil, Gas and Consumable Fuels — 5.0%
Callon Petroleum Co.(1)	11,061	369,880
CVR Energy, Inc.	27,087	887,912
Delek US Holdings, Inc.	6,459	148,234
Kinetik Holdings, Inc.(2)	19,209	601,242
Magnolia Oil & Gas Corp., Class A	18,090	395,809
Murphy Oil Corp.	12,376	457,664
Nabors Industries Ltd.(1)	1,304	158,971
Ovintiv, Inc.	13,567	489,497
PBF Energy, Inc., Class A	9,626	417,383
PDC Energy, Inc.	10,115	649,181
Peabody Energy Corp.(1)	13,026	333,466
REX American Resources Corp.(1)	17,189	491,433
SM Energy Co.	30,518	859,387
Talos Energy, Inc.(1)	33,185	492,465
Vertex Energy, Inc.(1)	48,584	480,010
Vital Energy, Inc.(1)	6,492	295,646
		7,528,180
Paper and Forest Products — 0.6%
Clearwater Paper Corp.(1)	13,466	450,034
Louisiana-Pacific Corp.	6,987	378,765
		828,799
Pharmaceuticals — 3.9%
Collegium Pharmaceutical, Inc.(1)	14,715	353,013
Corcept Therapeutics, Inc.(1)	48,779	1,056,553
Jazz Pharmaceuticals PLC(1)	10,059	1,471,934
Option Care Health, Inc.(1)	58,065	1,844,725
Supernus Pharmaceuticals, Inc.(1)	31,502	1,141,317
		5,867,542
Professional Services — 3.5%
CRA International, Inc.	1,191	128,414
Franklin Covey Co.(1)	13,344	513,344
Insperity, Inc.	14,901	1,811,216
Kelly Services, Inc., Class A	7,328	121,571
Kforce, Inc.	8,159	515,975
TriNet Group, Inc.(1)	21,972	1,771,163

TrueBlue, Inc.(1)	7,642	136,028
Upwork, Inc.(1)	28,672	324,567
		5,322,278
Real Estate Management and Development — 1.5%
Compass, Inc., Class A(1)(2)	52,978	171,119
eXp World Holdings, Inc.(2)	25,007	317,339
Jones Lang LaSalle, Inc.(1)	4,199	610,912
Marcus & Millichap, Inc.	28,328	909,612
Newmark Group, Inc., Class A	39,298	278,230
		2,287,212
Semiconductors and Semiconductor Equipment — 2.1%
Amkor Technology, Inc.	15,468	402,477
CEVA, Inc.(1)	8,010	243,744
FormFactor, Inc.(1)	9,523	303,308
MaxLinear, Inc.(1)	34,609	1,218,583
Power Integrations, Inc.	3,953	334,582
Semtech Corp.(1)	11,587	279,710
Veeco Instruments, Inc.(1)	20,681	436,990
		3,219,394
Software — 6.9%
8x8, Inc.(1)	83,086	346,469
Alarm.com Holdings, Inc.(1)	14,756	741,932
Appfolio, Inc., Class A(1)	3,722	463,314
Box, Inc., Class A(1)	61,875	1,657,631
CommVault Systems, Inc.(1)	16,368	928,720
Dropbox, Inc., Class A(1)	47,619	1,029,523
LiveRamp Holdings, Inc.(1)	14,843	325,507
Model N, Inc.(1)	12,801	428,449
Nutanix, Inc., Class A(1)	16,925	439,881
Progress Software Corp.	6,078	349,181
Qualys, Inc.(1)	1,983	257,830
Rapid7, Inc.(1)	11,204	514,376
Sprout Social, Inc., Class A(1)	6,586	400,956
SPS Commerce, Inc.(1)	6,432	979,593
Tenable Holdings, Inc.(1)	19,211	912,714
Varonis Systems, Inc.(1)	21,179	550,866
		10,326,942
Specialty Retail — 4.1%
America's Car-Mart, Inc.(1)	1,701	134,736
Asbury Automotive Group, Inc.(1)	2,737	574,770
AutoNation, Inc.(1)	3,502	470,529
Chico's FAS, Inc.(1)	18,293	100,611
Foot Locker, Inc.	11,375	451,474
Group 1 Automotive, Inc.	7,453	1,687,508
Murphy USA, Inc.	3,531	911,174
Signet Jewelers Ltd.	7,611	591,984
Sonic Automotive, Inc., Class A	5,799	315,118
Upbound Group, Inc.	13,201	323,556
Urban Outfitters, Inc.(1)	3,726	103,285
World Fuel Services Corp.	17,232	440,278
		6,105,023
Technology Hardware, Storage and Peripherals — 1.0%
Pure Storage, Inc., Class A(1)	44,904	1,145,501
Xerox Holdings Corp.	26,904	414,322
		1,559,823

Textiles, Apparel and Luxury Goods — 1.2%
Crocs, Inc.(1)	8,340	1,054,510
G-III Apparel Group Ltd.(1)	13,237	205,835
Movado Group, Inc.	16,573	476,805
		1,737,150
Thrifts and Mortgage Finance — 1.8%
Essent Group Ltd.	17,255	691,063
Federal Agricultural Mortgage Corp., Class C	3,067	408,494
NMI Holdings, Inc., Class A(1)	20,280	452,852
Radian Group, Inc.	36,808	813,457
Walker & Dunlop, Inc.	3,892	296,453
		2,662,319
Trading Companies and Distributors — 1.5%
BlueLinx Holdings, Inc.(1)	5,628	382,479
Boise Cascade Co.	19,471	1,231,541
Titan Machinery, Inc.(1)	19,277	586,984
		2,201,004
Water Utilities — 0.2%
California Water Service Group	5,262	306,248
Wireless Telecommunication Services — 0.1%
Telephone & Data Systems, Inc.	19,215	201,950
TOTAL COMMON STOCKS (Cost $141,907,583)		149,617,606
SHORT-TERM INVESTMENTS — 1.4%
Money Market Funds — 0.9%
State Street Institutional U.S. Government Money Market Fund, Premier Class	644	644
State Street Navigator Securities Lending Government Money Market Portfolio(3)	1,415,619	1,415,619
		1,416,263
Repurchase Agreements — 0.5%
BMO Capital Markets Corp., (collateralized by various U.S. Treasury obligations, 1.125% - 4.375%, 8/15/40 - 5/15/49, valued at $196,954), in a joint trading account at 4.67%, dated 3/31/23, due 4/3/23 (Delivery value $190,043)		189,969
Fixed Income Clearing Corp., (collateralized by various U.S. Treasury obligations, 3.625%, 3/31/28, valued at $560,004), at 4.81%, dated 3/31/23, due 4/3/23 (Delivery value $549,220)		549,000
		738,969
TOTAL SHORT-TERM INVESTMENTS (Cost $2,155,232)		2,155,232
TOTAL INVESTMENT SECURITIES — 101.0% (Cost $144,062,815)		151,772,838
OTHER ASSETS AND LIABILITIES — (1.0)%		(1,481,481)
TOTAL NET ASSETS — 100.0%		$150,291,357

NOTES TO SCHEDULE OF INVESTMENTS
(1)Non-income producing.
(2)Security, or a portion thereof, is on loan. At the period end, the aggregate value of securities on loan was $1,738,535. The amount of securities on loan indicated may not correspond with the securities on loan identified because securities with pending sales are in the process of recall from the brokers.
(3)Investment of cash collateral from securities on loan. At the period end, the aggregate value of the collateral held by the fund was $1,780,606, which includes securities collateral of $364,987.

SUPPLEMENTARY NOTES TO SCHEDULE OF INVESTMENTS

1. Investment Valuations

The fund determines the fair value of its investments and computes its net asset value (NAV) per share at the close of regular trading (usually 4 p.m. Eastern time) on the New York Stock Exchange (NYSE) on each day the NYSE is open. The value of investments of the fund is determined by American Century Investment Management, Inc. (ACIM) (the investment advisor), as the valuation designee, pursuant to its valuation policies and procedures. The Board of Directors oversees the valuation designee and reviews its valuation policies and procedures at least annually.

Equity securities that are listed or traded on a domestic securities exchange are valued at the last reported sales price or at the official closing price as provided by the exchange. Equity securities traded on foreign securities exchanges are generally valued at the closing price of such securities on the exchange where primarily traded or at the close of the NYSE, if that is earlier. If no last sales price is reported, or if local convention or regulation so provides, the mean of the latest bid and asked prices may be used. Securities traded over-the-counter are valued at the mean of the latest bid and asked prices, the last sales price, or the official closing price.

Open-end management investment companies are valued at the reported NAV per share. Repurchase agreements are valued at cost, which approximates fair value. Exchange-traded futures contracts are valued at the settlement price as provided by the appropriate exchange.

If the valuation designee determines that the market price for a portfolio security is not readily available or is believed by the valuation designee to be unreliable, such security is valued at fair value as determined in good faith by the valuation designee, in accordance with its policies and procedures. Circumstances that may cause the fund to determine that market quotations are not available or reliable include, but are not limited to: when there is a significant event subsequent to the market quotation; trading in a security has been halted during the trading day; or trading in a security is insufficient or did not take place due to a closure or holiday.

The valuation designee monitors for significant events occurring after the close of an investment’s primary exchange but before the fund’s NAV per share is determined. Significant events may include, but are not limited to: corporate announcements and transactions; regulatory news, governmental action and political unrest that could impact a specific investment or an investment sector; or armed conflicts, natural disasters and similar events that could affect investments in a specific country or region. The valuation designee also monitors for significant fluctuations between domestic and foreign markets, as evidenced by the U.S. market or such other indicators that it deems appropriate. The valuation designee may apply a model-derived factor to the closing price of equity securities traded on foreign securities exchanges. The factor is based on observable market data as provided by an independent pricing service.

2. Fair Value Measurements

The fund's investments valuation process is based on several considerations and may use multiple inputs to determine the fair value of the investments held by the fund. In conformity with accounting principles generally accepted in the United States of America, the inputs used to determine a valuation are classified into three broad levels.

•Level 1 valuation inputs consist of unadjusted quoted prices in an active market for identical investments.

•Level 2 valuation inputs consist of direct or indirect observable market data (including quoted prices for comparable investments, evaluations of subsequent market events, interest rates, prepayment speeds, credit risk, etc.). These inputs also consist of quoted prices for identical investments initially expressed in local currencies that are adjusted through translation into U.S. dollars.

•Level 3 valuation inputs consist of unobservable data (including a fund’s own assumptions).

The level classification is based on the lowest level input that is significant to the fair valuation measurement. The valuation inputs are not necessarily an indication of the risks associated with investing in these securities or other financial instruments.

The following is a summary of the level classifications as of period end. The Schedule of Investments provides additional information on the fund's portfolio holdings.

	Level 1	Level 2	Level 3
Assets
Investment Securities
Common Stocks	$149,617,606	—	—
Short-Term Investments	1,416,263	$738,969	—
	$151,033,869	$738,969	—
This schedule of investments provides information about the fund’s portfolio holdings as of the date on the schedule. It is unaudited, and American Century Investments assumes no obligation to update or supplement the schedule to reflect subsequent changes. More information is available in the fund’s most recent annual or semiannual shareholder report.